Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	5.33164%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,954,334.87

Principal:
Principal Collections	$36,236,092.13
Prepayments in Full	$23,023,807.87
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$59,259,900.00
Collections	$66,214,234.87

Purchase Amounts:
Purchase Amounts Related to Principal	$583,314.62
Purchase Amounts Related to Interest	$3,324.69
Sub Total	$586,639.31

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$66,800,874.18

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	1
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$66,800,874.18
Servicing Fee	$1,443,472.76	$1,443,472.76	$0.00	$0.00	$65,357,401.42
Interest - Class A-1 Notes	$712,300.00	$712,300.00	$0.00	$0.00	$64,645,101.42
Interest - Class A-2a Notes	$768,858.33	$768,858.33	$0.00	$0.00	$63,876,243.09
Interest - Class A-2b Notes	$591,663.94	$591,663.94	$0.00	$0.00	$63,284,579.15
Interest - Class A-3 Notes	$988,125.00	$988,125.00	$0.00	$0.00	$62,296,454.15
Interest - Class A-4 Notes	$182,400.00	$182,400.00	$0.00	$0.00	$62,114,054.15
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$62,114,054.15
Interest - Class B Notes	$99,984.63	$99,984.63	$0.00	$0.00	$62,014,069.52
Second Priority Principal Payment	$22,922,189.05	$22,922,189.05	$0.00	$0.00	$39,091,880.47
Interest - Class C Notes	$72,571.29	$72,571.29	$0.00	$0.00	$39,019,309.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,019,309.18
Regular Principal Payment	$277,077,810.95	$39,019,309.18	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$66,800,874.18

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$22,922,189.05
Regular Principal Payment					$39,019,309.18
Total					$61,941,498.23

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$61,941,498.23	$206.47	$712,300.00	$2.37	$62,653,798.23	$208.84
Class A-2a Notes	$0.00	$0.00	$768,858.33	$2.14	$768,858.33	$2.14
Class A-2b Notes	$0.00	$0.00	$591,663.94	$2.52	$591,663.94	$2.52
Class A-3 Notes	$0.00	$0.00	$988,125.00	$1.94	$988,125.00	$1.94
Class A-4 Notes	$0.00	$0.00	$182,400.00	$1.90	$182,400.00	$1.90
Class B Notes	$0.00	$0.00	$99,984.63	$2.11	$99,984.63	$2.11
Class C Notes	$0.00	$0.00	$72,571.29	$2.30	$72,571.29	$2.30
Total	$61,941,498.23	$39.23	$3,415,903.19	$2.16	$65,357,401.42	$41.39

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$300,000,000.00	1.0000000	$238,058,501.77	0.7935283
Class A-2a Notes	$359,000,000.00	1.0000000	$359,000,000.00	1.0000000
Class A-2b Notes	$235,000,000.00	1.0000000	$235,000,000.00	1.0000000
Class A-3 Notes	$510,000,000.00	1.0000000	$510,000,000.00	1.0000000
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,578,940,000.00	1.0000000	$1,516,998,501.77	0.9607702

Pool Information
Weighted Average APR	4.741%	4.746%
Weighted Average Remaining Term	57.83	57.02
Number of Receivables Outstanding	48,752	47,938
Pool Balance	$1,732,167,317.56	$1,672,323,735.43
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,578,947,792.32	$1,524,407,810.95
Pool Factor	1.0000000	0.9654516

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$147,915,924.48
Targeted Overcollateralization Amount	$200,632,366.88
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$155,325,233.66

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		35	$367.51
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$367.51
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0003%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0003%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		35	$367.51
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$367.51
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$10.50
Average Net Loss for Receivables that have experienced a Realized Loss			$10.50

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.35%	148	$5,878,935.67
61-90 Days Delinquent	0.01%	3	$122,585.50
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.36%	151	$6,001,521.17

Repossession Inventory:
Repossessed in the Current Collection Period		1	$64,219.00
Total Repossessed Inventory		1	$64,219.00

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0063%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0073%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	1

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	93	$4,125,102.53
2 Months Extended	72	$2,953,977.70
3+ Months Extended	6	$161,275.51

Total Receivables Extended	171	$7,240,355.74
IX. Credit Risk Retention

The fair value of the Notes and the Residual Interest on the Closing Date is summarized below.
	Fair Value	Fair Value
	(in millions)	(as a percentage)

Class A Notes	$1,500.0	89.1%
Class B Notes	47.3	2.8
Class C Notes	31.6	1.9
Residual Interest	103.6	6.2

Total	$1,682.6	100.0%

The Depositor must retain a Residual Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest, or $84.13M, according to Regulation RR
X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

XI. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer